Investment Securities - Analysis of the Carrying Value of Investment Securities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 110,008	$ 75,199
Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	81,271	52,611
Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	26,210	23,636
U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	59,482	29,033
Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,904	3,239
Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	20,412	19,291
Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	84,710	55,789
Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 11,002	$ 5,804
Yield %	1.90%	1.30%
Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 5,429	$ 5,155
Yield %	2.10%	1.10%
Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 35,236	$ 13,637
Yield %	2.00%	1.20%
Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 27,686	$ 26,671
Yield %	3.30%	1.70%
Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,918	$ 1,344
Yield %	4.30%	1.60%
Fair Value Through Other Comprehensive Income [member] | Preferred equity instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 28
Fair Value Through Other Comprehensive Income [member] | Common shares [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 3,439	3,150
Fair Value Through Other Comprehensive Income [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,439	3,178
Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	23,610	18,157
Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 13,042	$ 4,687
Yield %	3.40%	1.90%
Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,471	$ 960
Yield %	4.80%	1.40%
Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 9,024	$ 12,372
Yield %	3.10%	1.90%
Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 73	$ 138
Yield %	2.90%	2.10%
Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 110,008	$ 75,199
Fair value through profit and loss [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	62	30
Fair value through profit and loss [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,626	1,223
Within 3 months [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	11,580	8,504
Within 3 months [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	10,815	7,910
Within 3 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,546	337
Within 3 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,031	705
Within 3 months [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	193	276
Within 3 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	6,810	7,186
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	10,815	7,910
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 2,617	$ 70
Yield %	1.00%	0.10%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 372	$ 170
Yield %	1.20%	0.50%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 762	$ 147
Yield %	2.70%	0.10%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 6,994	$ 7,445
Yield %	2.10%	1.00%
Within 3 months [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 70	$ 78
Yield %	9.80%	0.60%
Within 3 months [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 765	$ 594
Within 3 months [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		$ 12
Yield %		0.10%
Within 3 months [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 81	$ 74
Yield %	2.60%	0.00%
Within 3 months [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 682	$ 499
Yield %	1.00%	1.90%
Within 3 months [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 2	$ 9
Yield %	2.70%	2.10%
Within 3 months [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 11,580	$ 8,504
Three to 12 months [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	22,017	13,553
Three to 12 months [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	18,904	9,866
Three to 12 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,968	4,102
Three to 12 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	11,856	3,070
Three to 12 months [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	496	919
Three to 12 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	5,697	5,462
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	18,904	9,866
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 2,125	$ 474
Yield %	2.70%	0.80%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 688	$ 1,248
Yield %	1.80%	0.60%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 8,665	$ 449
Yield %	1.10%	0.10%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 7,325	$ 7,411
Yield %	2.20%	1.30%
Three to 12 months [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 101	$ 284
Yield %	2.80%	1.90%
Three to 12 months [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 3,113	$ 3,687
Three to 12 months [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 812
Yield %	1.30%
Three to 12 months [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 382	$ 245
Yield %	7.40%	(0.40%)
Three to 12 months [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,867	$ 3,405
Yield %	3.10%	1.70%
Three to 12 months [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 52	$ 37
Yield %	3.00%	1.80%
Three to 12 months [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 22,017	$ 13,553
One to 5 years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	44,864	36,216
One to 5 years [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	37,740	26,998
One to 5 years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	12,560	13,445
One to 5 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	24,810	16,333
One to 5 years [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	2,695	1,858
One to 5 years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	4,799	4,580
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	37,740	26,998
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 4,700	$ 3,717
Yield %	2.20%	0.90%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 2,537	$ 2,239
Yield %	2.10%	1.00%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 19,695	$ 10,786
Yield %	2.20%	1.20%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 9,281	$ 9,418
Yield %	4.30%	2.20%
One to 5 years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,527	$ 838
Yield %	4.30%	1.80%
One to 5 years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 7,070	$ 9,196
One to 5 years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 149	$ 750
Yield %	3.10%	1.30%
One to 5 years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 827	$ 329
Yield %	4.50%	3.40%
One to 5 years [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 6,104	$ 8,061
Yield %	2.90%	1.80%
One to 5 years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ (10)	$ 56
Yield %	3.90%	1.90%
One to 5 years [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 44,864	$ 36,216
One to 5 years [member] | Fair value through profit and loss [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	54	22
Five to ten years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	10,382	4,827
Five to ten years [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	9,833	4,115
Five to ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	2,440	2,296
Five to ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	4,921	924
Five to ten years [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	485	157
Five to ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	2,536	1,450
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	9,833	4,115
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 675	$ 323
Yield %	2.10%	1.70%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,832	$ 1,498
Yield %	2.50%	1.80%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 3,295	$ 88
Yield %	2.70%	1.40%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 3,817	$ 2,077
Yield %	5.00%	2.80%
Five to ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 214	$ 129
Yield %	3.00%	0.10%
Five to ten years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 541	$ 704
Five to ten years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 7	$ 8
Yield %	4.00%	2.20%
Five to ten years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 138	$ 258
Yield %	2.20%	1.10%
Five to ten years [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 367	$ 402
Yield %	7.20%	3.00%
Five to ten years [member] | Financial assets at amortised cost, class [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 29	$ 36
Yield %	2.60%	2.70%
Five to ten years [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 10,382	$ 4,827
Five to ten years [member] | Fair value through profit and loss [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	8	8
Over ten years [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	16,097	7,698
Over ten years [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,976	3,722
Over ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	900	1,240
Over ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	14,866	6,090
Over ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	331	368
Over ten years [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,976	3,722
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 885	$ 1,220
Yield %	0.20%	2.90%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 2,819	$ 2,167
Yield %	2.50%	1.40%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 269	$ 320
Yield %	3.40%	2.80%
Over ten years [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 3	$ 15
Yield %	5.90%	5.90%
Over ten years [member] | Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 12,121	$ 3,976
Over ten years [member] | Financial assets at amortised cost, class [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 12,074	$ 3,917
Yield %	3.50%	2.10%
Over ten years [member] | Financial assets at amortised cost, class [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 43	$ 54
Yield %	1.30%	1.20%
Over ten years [member] | Financial assets at amortised cost, class [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 4	$ 5
Yield %	0.00%	0.00%
Over ten years [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 16,097	$ 7,698
No specific maturity [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	5,068	4,401
No specific maturity [member] | Debt instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3
No specific maturity [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	2,796	2,216
No specific maturity [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	1,998	1,911
No specific maturity [member] | Mexican peso [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	35	29
No specific maturity [member] | Other currencies [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	239	245
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,442	3,178
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Other debt [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 3
Yield %	4.00%
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Preferred equity instruments [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value		28
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Common shares [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 3,439	3,150
No specific maturity [member] | Fair Value Through Other Comprehensive Income [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	3,439	3,178
No specific maturity [member] | Fair value through profit and loss [member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	5,068	4,401
No specific maturity [member] | Fair value through profit and loss [member] | Equity instruments [Member]
Disclosure of financial assets [line items]
Financial instruments at carrying value	$ 1,626	$ 1,223